Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Schedule of future minimum lease payments
Years Ending December 31,

2020	$2,422,276
2021	2,031,702
2022	2,009,631
2023	2,099,920
2024	2,190,667
Thereafter	10,899,477
$21,653,673